Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows used in operating activities:
Net income (loss)	$ (36,317)	$ (55,189)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	1,418	1,252
Fair value allocated to bargain purchase gain	(16,355)	0
Depreciation and amortization of property and equipment	3,262	3,196
Non-cash operating lease expense	663	608
Amortization of finance lease right-of-use assets	35	4
Amortization and accretion of premiums/discounts on held-to-maturity investments	(105)	0
Changes in assets and liabilities:
Prepaid expenses and other current assets	326	716
Other assets	(764)	0
Accounts payable	667	(3,607)
Accrued expenses and other current liabilities	(3,574)	806
Operating lease liabilities	(678)	(610)
Net cash used in operating activities	(51,422)	(52,824)
Cash flows used in investing activities:
Purchases of property and equipment	(321)	(2,230)
Cash and restricted cash acquired from reverse merger transaction	22,243	0
Reverse merger transaction costs paid	(1,285)	0
Proceeds from maturities of held-to-maturity investments	5,000	0
Net cash used in investing activities	25,637	(2,230)
Cash flows provided by financing activities:
Proceeds from pre-closing financing, net of offering costs paid	92,343	0
Proceeds from issuance of Series B convertible preferred stock, net of offering costs paid	0	66,459
Proceeds from the issuance of common stock upon exercise of options	168	73
Principal payments on finance leases	(29)	(1)
Net cash provided by financing activities	92,482	66,531
Net increase in cash, cash equivalents and restricted cash	66,697	11,477
Cash, cash equivalents and restricted cash at beginning of year	82,021	70,544
Cash, cash equivalents and restricted cash at end of year	148,718	82,021
Supplemental disclosure of non-cash investing and financing activities:
Additions to finance lease right of use assets from new finance lease liabilities	46	91
Operating lease liabilities assumed in connection with the reverse merger	10,940	0
Contingent consideration liability assumed in the reverse merger	1,287	0
Other liabilities assumed in the reverse merger	10,110	0
Assets acquired in the reverse merger including $53.9 million in short-term investments and $0.8 million in other monetary assets	54,661	0
Issuance of common stock and pre-funded warrants to former stockholders of Neoleukin Therapeutics, Inc. in connection with the reverse merger	38,212	0
Offering costs in connection with pre-closing financing included in accounts payable and accrued expenses	4,287	0
Transaction costs related to reverse merger included in accounts payable and accrued expenses	2,855	0
Conversion of preferred stock into common stock in connection with reverse merger	244,366	0
Supplemental cash flow information:
Cash paid for interest	$ 12	$ 2